Strategic Funding	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest In Funds Text Block Abstract
STRATEGIC FUNDING

NOTE 12 - STRATEGIC FUNDING:

General

On August 8, 2022, the Company signed a strategic funding agreement with O.R.B. Spring Ltd. (“O.R.B.”) of up to $4 million to support the further growth of its consumer privacy solutions and accelerate its customer acquisition program. Under the terms of the agreement, O.R.B. will provide the Company with a cash commitment of $2 million (Tranches 1-2) with an additional $2 million (Tranches 3-8) available subject to achievement of a certain financial milestone. The funding, made through a series of cash installments through July 2023, will be allocated specifically towards the Company’s customer acquisition program for its consumer privacy solution.

On October 27, 2022, the Company signed an amendment to the O.R.B agreement which provides for a cancellation of the milestone, as defined in the O.R.B agreement, as well as removed any discretion previously granted to O.R.B in connection with the additional $2 million funding. As a result, O.R.B. cash commitment increased to $4 million. Also, the parties agreed that Tranche 2 at the amount of $1 million which was planned to be funded in November 2022, will be divided to 3 sub-tranches of $333,333 each, to be funded equally in November 2022, December 2022 and January 2023.

The Company will repay the funding using a revenue share model that is based on sales generated only from customers of the new consumer privacy solution acquired with each funding installment. Each such funding installment shall be repaid within two years and if the repayments does not cover 100% of the installments, then the Company will cover the remaining amounts, in cash or shares, at its sole discretion. Once the investment amount has been repaid in full, the Company and O.R.B shall share the attributed revenue in equal parts (50:50) until the lapse of five years after the date on which each installment was received by the Company.

In consideration for the cash commitment, the Company granted 5,006,386 warrants that will be exercisable at prices reflecting premiums ranging from approximately 130% to 300% of share price at the time of the agreement, for periods of up to 3 years from the vesting dates of the warrants, as detailed below:

●	2,068,966 Series A Warrants with exercise price of $0.725 per share, of which, 1,034,483 (representing 50%) are fully vested, and the remaining 1,034,438 vested on December 1, 2022

●	344,828 Series B Warrants with exercise price of $1.45 per share, of which, 172,414 (representing 50%) are fully vested, and the remaining 172,414 vested on December 1, 2022

●	2,222,222 Series C Warrants with exercise price of $0.675 per share, of which, 1,111,111 (representing 50%) will vest on March 1, 2023, and the remaining 1,111,111 will vest on September 1, 2023

●	370,370 Series D Warrants with exercise price of $1.35 per share, of which, 185,185 (representing 50%) shall vest on March 1, 2023, and the remaining 185,185 will vest on September 1, 2023.

In case that the Company will not exercise the funding or a portion of it, with respect to Tranches 3-8, until September 1, 2023, then up to 50% of each of the Series C Warrants and Series D Warrants will be cancelled, pro rata, to the amounts of funding not withdrawn.

The Company shall have the right to require the exercise of all or any portion of the warrants if the closing price of the Company’s Ordinary Shares exceeds 150% of the respective exercise price of each series of warrants for three consecutive trading days.

Accounting treatment

The Company accounted for the above warrants, which represent the consideration for providing the cash commitment, in accordance with the provisions of IFRS 2 “Share-based payment”. As such, the fair value of the warrants was treated as transaction costs, and are allocated to each tranche.

Total transaction costs recognized by the Company totaled to $596 thousand, representing the fair value of Series A and B Warrants, and 50% of the fair value of Series C and D Warrants, due to the fact that up to 50% of each one of them are subject to cancellation in the case that the Company will not exercise the funding or a portion of it, with respect to Tranches 3-8.

These transaction costs were recorded under “other non-current assets” in the consolidated statements of financial position and are allocated to each tranche drawdown on a pro rata basis, while the remaining 50% of the fair value of Series C and D Warrants will be allocated to each tranche on a pro rata basis at the drawdown date.

The fair value of Series A and B Warrants, and the fair value of 50% of Series C and D Warrants, was determined using the binomial share price model using the following principal assumptions: risk-free interest rate 3.14%-4.30%, expected term (in years) 3.01-3.85, expected volatility 95.76%-99.96%.

The Company recognized a financial liability for each tranche upon drawdown, at the amount drawn less transaction costs attributable to that tranche. Upon initial recognition, the effective interest rate is calculated by estimating the future cash flows throughout the expected life of that tranche, taking into account the transaction costs allocated to that tranche. The weighted effective interest rate upon the initial recognition was approximately 34.92% per year.

During the year December 31, 2022, the Company withdrew an aggregate amount $1.67 million, and transaction costs of $369 thousand were allocated in parallel to such amounts. In addition, an amount of $247 thousand was repaid to O.R.B. based on the actual customers’ payments, according to the revenue share model. Interest expenses in regard to the O.R.B agreement were $172 thousand for the year ended December 31, 2022.